Fees Summary	Sep. 11, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,996,436,000.00
Previously Paid Amount	0.00
Total Fee Amount	294,673.96
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering, and this exhibit shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-282003). The maximum aggregate offering price of such offering is $1,996,436,000.
Net Fee	$ 294,673.96
Narrative - Max Aggregate Offering Amount | shares	1,996,436,000
Final Prospectus	true